Leases - Summary of Detailed Information About Carrying Amounts of Right-of-use Assets Recognized and Movements During Year (Parenthetical) (Detail) - 12 months ended Dec. 31, 2024
¥ in Millions, $ in Millions
	CNY (¥)	USD ($)
Leasehold land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Prepaid amount included in additions to right-of-use assets	¥ 29.0	$ 4.2